Investments - Teekay LNG - BG International Limited Joint Venture - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2014 Vessel m3	Dec. 31, 2014 Vessel
Net Investment Income [Line Items]
Equity method investment, ownership interest		16.05%
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project		$ 2,800,000,000
Teekay LNG [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of vessels		4
Equity method investment, ownership interest		33.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | 30% Ownership [Member]
Net Investment Income [Line Items]
Number of vessels	2
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | 20% Ownership [Member]
Net Investment Income [Line Items]
Number of vessels	2
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Number of vessels	4	4
Volume of vessels	174,000
Expected cost of project	1,000,000,000	1,000,000,000
Operating lease arrangement period, lessor		20 years
Cost of service obligation	33,300,000	33,300,000
Fair value of amount due	16,500,000
Carrying value of service obligation		17,100,000
Carrying value of receivable		33,700,000
Excess of book value over the investment	16,800,000
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 30% Ownership [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 20% Ownership [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	20.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | Fair Value Asset (Liability) [Member]
Net Investment Income [Line Items]
Cost of service obligation	38,700,000
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | Principal Amount [Member]
Net Investment Income [Line Items]
Fair value of amount due	$ 20,300,000	$ 20,300,000